Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jun. 09, 2017
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2017